Debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) extension_option program	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
CP programmes | program	2
Debt issued	$ 83,795	$ 89,086
Maximum borrowing capacity	9,920
Fair value of debt excluding finance lease liabilities	51,959	67,066
EMTN programme
Disclosure of detailed information about borrowings [line items]
Debt issued	0	0
US shelf registration
Disclosure of detailed information about borrowings [line items]
Debt issued	$ 0	$ 1,500
Frequency of updates to borrowings	3 years
Committed credit facility, due in 2023
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,920
Committed credit facility, due in 2025
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 320
Number of extension options | extension_option	2
Extension period	1 year
Committed credit facility, due In 2026
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 7,680
Long term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, long-term	$ 10,000
Debt maturity period, long-term debt	397 days
Short term commercial paper programme
Disclosure of detailed information about borrowings [line items]
Maximum issuance of debt, short-term	$ 10,000
Short term commercial paper programme | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	183 days
Short term commercial paper programme | Top of range
Disclosure of detailed information about borrowings [line items]
Debt maturity period, long-term debt	364 days